Stock Option Plan and Stock-Based Compensation - Summary of Common Stock Available for Issuance (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	1,760,984	1,809,829
Granted	(1,377,527)	(8,143)
Ending balance	2,228,853	1,760,984
2020 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	421,280	189,771
Shares added	625,571	220,375
Granted	(680,690)	(17,071)
Forfeited	31,493	28,205
Ending balance	397,654	421,280